Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital Disclosures [Abstract]
SHARE CAPITAL

NOTE 14 – SHARE CAPITAL

Prior to the Asset Exchange described in Note 1, Kingtone Wireless had 1,685,000 common shares issued and outstanding.

On August 17, 2018, in connection with the Asset Exchange, on September 20, 2018, the Company issued to the shareholders of C Media Limited, the former parent of LK Technology, (i) 185,412,599 of ordinary shares, par value $0.01 per share and (ii) 1,000,000 of our preferred shares.

On September 20, 2018, the Company issued to the shareholders of Superengine Holding Limited, 12,219,959 of ordinary shares, par value $0.01 per share.

On January 18, 2019 and September 10, 2019, the Company issued to Honbridge Holdings Limited, 2,000,000 ordinary shares, par value $0.01 per share for $12,000,000.

On November 13, 2019, the Company issued to Geely Technology 21,794,872 of series A preferred shares for $42,500,000. For details, please refer to note 11.

On December 11, 2019, the Company issued to Acuitas Capital, LLC. (“Acuitas”), 7,763,975 ordinary shares, par value $0.01 per share for $10,000,000. On July 10, 2020, Acuitas exercised its warrants and received 15,897,663 ordinary shares upon the exercise of the warrants.

On February 4, 2020, the Company issued to the shareholders of Saleya 2,708,498 ordinary shares, par value $0.01 per share as the share-based payment for the partial consideration of the acquisition, pursuant to the Share Purchase Agreement (See Note 6).

In June, July and October of 2020, the Company issued 1,190,095 ordinary shares in total for professional fees and stock-based compensation expense of $469,650 has been recognized based on the trading price on the date the shares were issued.

In September of 2020, the Company issued 787,916 ordinary shares to certain former and current directors as compensation for their services and stock-based compensation expense of $343,683 has been recognized based on the trading price on the date the shares were issued.

On October 6, 2020, the Company issued 8,314,677 ordinary shares to employees for their services under the 2018 omnibus equity plan and stock-based compensation expense of $3,991,045 has been recognized based on the trading price on the date the shares were issued. Please refer to the Company’s Current Report on Form S-8 filed on April 17, 2020 for details of the 2018 omnibus equity plan.

On November 30, 2020, the Company issued 1,789,618 ordinary shares to the shareholders of Botbrain as a part of the consideration of the acquisition (See Note 1).

As of December 31, 2020 and 2019, we had 239,770,000 and 209,081,533 common shares issued and outstanding.